Leases Commitments - Schedule of Future Minimum Payments of Operating Leases (Details) (Shenzhen Yeller Audio & Video Technology Co., Ltd.) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Within 1 year	$ 113,291	$ 113,291
Total lease payments	236,023	284,921
Less: imputed interest	(21,076)	(16,318)
Total lease obligations	214,947	268,603
Less: current obligations	(102,902)	(102,160)
Long-term lease obligations	112,045	166,444
Shenzhen Yeller Audio & Video Technology Co., Ltd. [Member]
Within 1 year	113,291	113,291
After 1 year but within 5 years	122,732	171,630
Total lease payments	236,023	284,921
Less: imputed interest	(21,076)	(16,318)
Total lease obligations	214,947	268,603
Less: current obligations	(102,902)	(102,159)
Long-term lease obligations	$ 112,045	$ 166,444